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January 27, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:  Office of Filings, Information & Consumer Service

Re:	Form N-14 for Munder Series Trust (the “Trust”) on behalf of the Munder Small-Cap Value Fund

Ladies and Gentlemen:

As sub-administrator on behalf of the Trust, attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Munder Series Trust (“Trust”).

The combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) in the Form N-14 is being furnished in connection with the solicitation of proxies by the Board of Trustees of Veracity Funds (“Veracity Trust””), an open-end management investment company organized as a Delaware statutory trust, on behalf of the Veracity Small Cap Value Fund (“Veracity Fund”), a diversified series of Veracity Trust, for a Special Meeting of Shareholders of the Veracity Fund (“Meeting”). At the Meeting, shareholders of the Veracity Fund will be asked to consider and act upon the following proposals:

(1)
To approve or disapprove an Agreement and Plan of Reorganization (“Reorganization Agreement”) providing for (a) the acquisition of all of the assets of the Veracity Fund by the Munder Small-Cap Value Fund (“Munder Fund”), a diversified series of Munder Series Trust, an open-end management investment company organized as a Delaware statutory trust, in exchange for shares of the Munder Fund and the assumption by the Munder Fund of all liabilities of the Veracity Fund and (b) the subsequent liquidation, termination and dissolution of the Veracity Fund (“Reorganization”);

(2)	To approve or disapprove of an investment advisory agreement between the Veracity Trust and Integrity Asset Management, LLC on behalf of the Veracity Fund; and

(3)	To transact such other business as may properly come before the Meeting or any adjournments or postponements thereof.

Please be advised that the Trust will provide a final tax opinion as supplemental correspondence upon the closing of the Reorganization.

Please call me at 617.662.3969 with any questions or comments you may have regarding the enclosed Form N-14 or if we may expedite the staff’s review in any way.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:          A. Eisenbeis
J. Kanter

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